Basis of Presentation and Our Segments	12 Months Ended
Dec. 28, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation and Our Divisions	Basis of Presentation and Our Segments
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with GAAP and include the consolidated accounts of PepsiCo, Inc. and the affiliates that we control. In addition, we include our share of the results of certain other affiliates using the equity method based on our economic ownership interest, our ability to exercise significant influence over the operating or financial decisions of these affiliates or our ability to direct their economic resources. We do not control these other affiliates, as our ownership in these other affiliates is generally 50% or less. Intercompany balances and transactions are eliminated. As a result of exchange restrictions and other operating restrictions, we do not have control over our Venezuelan subsidiaries. As such, our Venezuelan subsidiaries are not included within our consolidated financial results for any period presented.
Raw materials, direct labor and plant overhead, as well as purchasing and receiving costs, costs directly related to production planning, inspection costs and raw materials handling facilities, are included in cost of sales. The costs of moving, storing and delivering finished product, including merchandising activities, are included in selling, general and administrative expenses.
The preparation of our consolidated financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. Estimates are used in determining, among other items, sales incentives accruals, tax reserves, share-based compensation, pension and retiree medical accruals, amounts and useful lives for intangible assets and future cash flows associated with impairment testing for indefinite-lived intangible assets, goodwill and other long-lived assets. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as current economic conditions, and adjust or revise our estimates as circumstances change. Additionally, the business and economic uncertainty resulting from volatile geopolitical conditions and changes in the interest rate and inflationary cost environment have made such estimates and assumptions more difficult to calculate. As future events and their effect cannot be determined with precision, actual results could differ significantly from those estimates.
Our fiscal year ends on the last Saturday of each December, resulting in a 53rd reporting week every five or six years, including in our 2022 financial results. While our North America financial results are reported on a weekly calendar basis, our international operations are reported on a monthly calendar basis. The following chart details our quarterly reporting schedule:

Quarter	United States and Canada	International
First Quarter	12 weeks	January and February
Second Quarter	12 weeks	March, April and May
Third Quarter	12 weeks	June, July and August
Fourth Quarter	16 weeks (17 weeks for 2022)	September, October, November and December
Unless otherwise noted, tabular dollars are in millions, except per share amounts. All per share amounts reflect common per share amounts, assume dilution unless otherwise noted, and are based on unrounded amounts. Certain reclassifications were made to the prior year’s consolidated financial statements to conform to the current year presentation.
Our Segments
We are organized into six reportable segments, as follows:
1)PepsiCo Foods North America (PFNA), which includes all of our convenient food businesses in the United States and Canada;
2)PepsiCo Beverages North America (PBNA), which includes all of our beverage businesses in the United States and Canada;
3)International Beverages Franchise (IB Franchise), which includes our international franchise beverage businesses, as well as our SodaStream business;
4)Europe, Middle East and Africa (EMEA), which includes our convenient food businesses and beverage businesses with company-owned bottlers in Europe, the Middle East and Africa;
5)Latin America Foods (LatAm Foods), which includes all of our convenient food businesses in Latin America; and
6)Asia Pacific Foods, which consists of our convenient food businesses in Asia Pacific, including China, Australia and New Zealand, as well as India.
Through our operations, authorized bottlers, contract manufacturers and other third parties, we make, market, distribute and sell a wide variety of beverages and convenient foods, serving customers and consumers in more than 200 countries and territories with our largest operations in the United States, Mexico, Russia, Canada, China, the United Kingdom, South Africa and Brazil.
The accounting policies for the segments are the same as those described in Note 2, except for the following allocation methodologies:
•share-based compensation expense;
•pension and retiree medical expense; and
•derivatives.
Share-Based Compensation Expense
Our segments are held accountable for share-based compensation expense and, therefore, this expense is allocated to our segments as an incremental employee compensation cost. The expense allocated to our segments excludes any impact of changes in our assumptions during the year which reflect market conditions over which segment management has no control. Therefore, any variances between allocated expense and our actual expense are recognized in corporate unallocated expenses.
Pension and Retiree Medical Expense
Pension and retiree medical service costs measured at fixed discount rates are reflected in segment results. The variance between the fixed discount rate used to determine the service cost reflected in segment results and the discount rate as disclosed in Note 7 is reflected in corporate unallocated expenses.
Derivatives
We centrally manage commodity derivatives on behalf of our segments. These commodity derivatives include agricultural products, metals, and energy. Commodity derivatives that do not qualify for hedge accounting treatment are marked to market each period with the resulting gains and losses recorded in corporate unallocated expenses as either cost of sales or selling, general and administrative expenses, depending on the underlying commodity. These gains and losses are subsequently reflected in segment results when the segments recognize the cost of the underlying commodity in operating profit. Therefore, the segments realize the economic effects of the derivative without experiencing any resulting mark-to-market volatility, which remains in corporate unallocated expenses. These derivatives hedge underlying commodity price risk and were not entered into for trading or speculative purposes.
Net Revenue, Significant Expenses and Operating Profit/(Loss) by Segment
Our chief operating decision maker (CODM) is our Chairman and Chief Executive Officer. Our CODM uses segment operating profit/(loss) as the profit measure to evaluate segment performance and allocate resources across segments. Corporate unallocated expenses, other pension and retiree medical benefits (expense)/income and net interest expense and other are centrally managed costs and are therefore excluded from this profit measure to provide better transparency of our segment operating results. Our CODM considers variances of actual performance to our annual operating plan and periodic forecasts when making decisions.
Significant expenses are expenses which are regularly provided to the CODM and are included in segment operating profit/(loss). These consist of segment cost of sales, segment selling, general and administrative expenses, and various items affecting comparability. Segment cost of sales includes raw materials, direct labor and plant overhead, as well as purchasing and receiving costs, costs directly related to production planning, inspection costs and raw materials handling facilities, excluding the impact of items affecting comparability. Segment selling, general and administrative expenses include the costs to execute sales to customers, distribution costs, including the costs of shipping and handling activities, which include certain merchandising activities, costs related to brand and product marketing to consumers, other ongoing operating costs that are not directly related to manufacturing, distribution, selling, advertising or marketing activities as well as other income or expense items, excluding the impact of items affecting comparability. Items affecting comparability include restructuring and impairment charges, acquisition and divestiture-related charges, impairment and other charges/credits, product recall-related impact, indirect tax impact and gain associated with the Juice Transaction.
Asset and other balance sheet information for segments is not provided to the CODM.
Net revenue, significant expenses and operating profit/(loss) of each segment are as follows:

	2024
	PFNA	PBNA	IB Franchise	EMEA	LatAm Foods	Asia Pacific Foods	Total
Net revenue	$27,431	$27,769	$4,879	$16,658	$10,568	$4,549	$91,854
Segment cost of sales (a)	10,245	12,701	1,482	9,639	4,420	2,756
Segment selling, general and administrative expenses (a)(b)	10,204	11,964	1,689	4,787	4,047	1,402
Restructuring and impairment charges (c)	161	238	24	116	49	9
Acquisition and divestiture-related charges (d)	9	8	—	—	—	5
Impairment and other charges (e)	9	556	4	145	—	—
Product recall-related impact (f)	184	—	—	—	—	—
Indirect tax impact (g)	—	—	218	—	—	—
Segment operating profit	$6,619	$2,302	$1,462	$1,971	$2,052	$377	$14,783
Corporate unallocated expenses							(1,896)
Operating profit							12,887
Other pension and retiree medical benefits expense							(22)
Net interest expense and other							(919)
Income before income taxes							$11,946

	2023
	PFNA	PBNA	IB Franchise	EMEA	LatAm Foods	Asia Pacific Foods	Total
Net revenue	$28,015	$27,626	$4,559	$16,210	$10,576	$4,485	$91,471
Segment cost of sales (a)	10,432	12,856	1,478	9,666	4,591	2,711
Segment selling, general and administrative expenses (a)	10,158	11,808	1,641	4,569	4,056	1,404
Restructuring and impairment charges (c)	42	41	11	227	29	8
Acquisition and divestiture-related charges (d)	—	16	—	(2)	—	2
Impairment and other charges/credits (e)	—	321	862	(14)	2	59
Product recall-related impact (f)	136	—	—	—	—	—
Segment operating profit	$7,247	$2,584	$567	$1,764	$1,898	$301	$14,361
Corporate unallocated expenses							(2,375)
Operating profit							11,986
Other pension and retiree medical benefits income							250
Net interest expense and other							(819)
Income before income taxes							$11,417

	2022
	PFNA	PBNA	IB Franchise	EMEA	LatAm Foods	Asia Pacific Foods	Total
Net revenue	$26,451	$26,213	$4,328	$16,032	$8,867	$4,501	$86,392
Segment cost of sales (a)	9,856	12,154	1,420	9,823	4,169	2,868
Segment selling, general and administrative expenses (a)	9,715	11,383	1,543	4,598	3,242	1,360
Restructuring and impairment charges (c)	53	68	4	118	32	15
Acquisition and divestiture-related charges (d)	—	51	—	14	—	3
Gain associated with the Juice Transaction (h)	—	(3,029)	—	(292)	—	—
Impairment and other charges (e)	88	160	1,373	1,749	71	177
Segment operating profit/(loss)	$6,739	$5,426	$(12)	$22	$1,353	$78	$13,606
Corporate unallocated expenses							(2,094)
Operating profit							11,512
Other pension and retiree medical benefits income							132
Net interest expense and other							(939)
Income before income taxes							$10,705
(a)Does not include items recorded in the cost of sales or selling, general and administrative expenses lines on our income statement that are presented in the restructuring and impairment charges, acquisition and divestiture-related charges, impairment and other charges/credits, product recall-related impact and indirect tax impact lines of these tables.
(b)We recognized a pre-tax gain of $122 million ($92 million after-tax or $0.07 per share) in our PFNA segment, recorded in selling, general and administrative expenses, related to the remeasurement of our previously held 50% equity ownership in Sabra at fair value. See Note 13 for further information.
(c)See Note 3 for further information related to restructuring and impairment charges.
(d)See Note 13 for further information related to acquisitions and divestiture-related charges.
(e)See below and Note 4 for impairment and other charges taken related to the Russia-Ukraine conflict, brand portfolio impairment and other impairment.
(f)In 2024, we recorded a pre-tax charge of $187 million ($143 million after-tax or $0.10 per share) associated with the Quaker Recall with $176 million recorded in cost of sales related to property, plant and equipment write-offs, employee severance costs and other costs, $8 million recorded in selling, general and administrative expenses and $3 million recorded in other pension and retiree medical benefits (expense)/income, which is not included in operating profit. In 2023, we recorded a pre-tax charge of $136 million ($104 million after-tax or $0.07 per share) in cost of sales for product returns, inventory write-offs and customer and consumer-related costs associated with the Quaker Recall.
(g)We recorded a pre-tax charge of $218 million ($218 million after-tax or $0.16 per share) in cost of sales related to an indirect tax reserve in our IB Franchise segment.
(h)We recorded a gain of $3,029 million and $292 million in our PBNA and EMEA segments, respectively, associated with the Juice Transaction. The total after-tax amount was $2,888 million or $2.08 per share. See Note 13 for further information.
Disaggregation of Net Revenue
Our primary performance obligation is the distribution and sales of beverage and convenient food products to our customers. The following table reflects the percentage of net revenue generated between our beverage business and our convenient food business:

	2024		2023		2022
	Beverages(a)	Convenient Foods	Beverages(a)	Convenient Foods	Beverages(a)	Convenient Foods
North America	50%	50%	50%	50%	50%	50%
International (b)	29%	71%	29%	71%	31%	69%
PepsiCo	42%	58%	41%	59%	42%	58%
(a)Beverage revenue from company-owned bottlers, which primarily includes our consolidated bottling operations in our PBNA and EMEA segments, is 35% of our consolidated net revenue in both 2024 and 2023, and 37% of our consolidated net revenue in 2022. Generally, our finished goods beverage operations produce higher net revenue, but lower operating margins as compared to concentrate sold to authorized bottling partners for the manufacture of finished goods beverages.
(b)Beverage and convenient foods revenue generated from our EMEA segment is 35% and 65% of EMEA net revenue, respectively, in both 2024 and 2023, and 38% and 62% of EMEA net revenue, respectively, in 2022.
Impairment and Other Charges
We recognized Russia-Ukraine conflict charges, brand portfolio impairment charges and other impairment charges as described below.
A summary of pre-tax charges taken in 2022 in our EMEA segment as a result of the Russia-Ukraine conflict is as follows:

	Cost of sales	Selling, general and administrative expenses	Impairment of intangible assets(a)	Total
Impairment charges related to intangible assets	$—	$—	$1,198	$1,198
Impairment charges related to property, plant and equipment	103	22	—	125
Allowance for expected credit losses	—	12	—	12
Allowance for inventory write downs	28	1	—	29
Other	9	42	—	51
Total	$140	$77	$1,198	$1,415
After-tax amount				$1,124
Impact on net income attributable to PepsiCo per common share				$(0.81)
(a)See Note 4 for further information. For information on our policies for indefinite-lived intangible assets, see Note 2.
In 2023, a pre-tax credit of $7 million ($7 million after-tax or $0.01 per share) was recorded in our EMEA segment, primarily in selling, general and administrative expenses, representing adjustments for changes in estimates of previously recorded amounts.
A summary of pre-tax charges taken in 2022 as a result of our decision to reposition or discontinue the sale/distribution of certain brands and to sell an investment is as follows:

	Cost of sales	Selling, general and administrative expenses	Impairment of intangible assets	Total
PBNA	$26	$8	$126	$160	Impairment and other charges associated with distribution rights and inventory due to the termination of Bang energy drinks distribution agreement
IB Franchise	—	109	—	109	Impairment related to the sale of a non-strategic investment
EMEA	30	22	251	303	Primarily impairment of intangible assets related to the discontinuation or repositioning of certain juice and dairy brands in Russia (a)
LatAm Foods	—	35	36	71	Loss on sale and impairment of intangible assets related to the sale of certain non-strategic brands
Asia Pacific Foods	5	—	—	5	Impairment of property, plant and equipment related to the discontinuation of a non-strategic brand in China
Total	$61	$174	$413	$648
After-tax amount				$522
Impact on net income attributable to PepsiCo per common share				$(0.38)
(a)See Note 4 for further information. For information on our policies for indefinite-lived intangible assets, see Note 2.
In 2023, a pre-tax credit of $13 million ($13 million after-tax or $0.01 per share) was recorded in our EMEA segment, with $9 million in selling, general and administrative expenses and $4 million in cost of sales. In addition, a pre-tax charge of $2 million ($1 million after-tax with a nominal amount per share) was recorded in our LatAm Foods segment in selling, general and administrative expenses. Both of these amounts represent adjustments for changes in estimates of previously recorded amounts.
A summary of pre-tax other impairment charges taken as a result of our quantitative assessments is as follows:

	2024	2023	2022
PFNA	$9	$—	$88	2024 related to a nutrition bar brand and 2022 related to a baked fruit convenient food brand (each recorded in impairment of intangible assets)
PBNA	556	321	—
2024 includes other-than-temporary impairment of our remaining investment in TBG and allowance for expected credit losses related to receivables associated with the Juice Transaction (recorded in selling, general and administrative expenses). 2023 includes our proportionate share of TBG’s indefinite-lived intangible assets impairment and other-than-temporary impairment of our investment in TBG (recorded in selling, general and administrative expenses) (a)

IB Franchise	4	862	1,264	Primarily related to the SodaStream brand and goodwill (recorded in impairment of intangible assets) (b)
EMEA	145	6	31
2024 primarily includes other-than-temporary impairment of our investment in TBG and allowance for expected credit losses related to certain receivables from TBG (recorded in selling, general and administrative expenses). 2023 and 2022 are related to brands from the Pioneer Foods acquisition (recorded in impairment of intangible assets) (a)

Asia Pacific Foods	—	59	172	Related to the Be & Cheery brand (recorded in impairment of intangible assets)
Total	$714	$1,248	$1,555
After-tax amount	$584	$1,033	$1,301
Impact on net income attributable to PepsiCo per common share	$(0.42)	$(0.75)	$(0.94)
(a)See Note 9 for further information regarding our proportionate share of TBG’s indefinite-lived intangible assets impairment and other-than temporary impairment of our investment in TBG. In 2024, we recorded an allowance for expected credit losses of $193 million, primarily related to outstanding receivables associated with the Juice Transaction.
(b)See Note 4 for further information regarding impairment of intangible assets. For information on our policies for indefinite-lived intangible assets, see Note 2.
Other Segment Information
Capital spending, amortization of intangible assets, and depreciation and other amortization of each segment are as follows:

	Capital Spending			Amortization of Intangible Assets			Depreciation and Other Amortization
	2024	2023	2022	2024	2023	2022	2024	2023	2022
PFNA	$1,306	$1,444	$1,557	$10	$11	$11	$852	$787	$700
PBNA	1,541	1,723	1,714	22	22	22	1,047	1,003	930
IB Franchise	148	110	128	17	17	17	92	82	80
EMEA	880	831	857	16	16	18	461	432	459
LatAm Foods	809	814	551	1	1	2	381	361	295
Asia Pacific Foods	312	312	261	8	8	8	125	110	100
Total segment	4,996	5,234	5,068	74	75	78	2,958	2,775	2,564
Corporate	322	284	139	—	—	—	128	98	121
Total	$5,318	$5,518	$5,207	$74	$75	$78	$3,086	$2,873	$2,685
Net revenue and long-lived assets by country are as follows:

	Net Revenue			Long-Lived Assets(a)
	2024	2023	2022	2024	2023
United States	$51,668	$52,165	$49,390	$41,547	$41,234
Mexico	7,123	7,011	5,472	2,392	2,509
Russia	3,880	3,566	4,118	1,667	1,986
Canada	3,764	3,722	3,536	2,681	2,815
China	2,709	2,703	2,752	1,538	1,510
United Kingdom	2,063	1,946	1,844	871	868
South Africa	1,859	1,707	1,837	1,302	1,305
Brazil	1,765	1,779	1,617	497	573
All other countries	17,023	16,872	15,826	11,179	11,226
Total	$91,854	$91,471	$86,392	$63,674	$64,026
(a)Long-lived assets represent property, plant and equipment, indefinite-lived intangible assets, amortizable intangible assets, investments in noncontrolled affiliates and other investments included in other assets. These assets are reported in the country where they are primarily used. See Notes 2 and 15 for further information on property, plant and equipment. See Notes 2 and 4 for further information on goodwill and other intangible assets. See Notes 9 and 15 for further information on other assets.
Corporate Unallocated Expenses
Corporate unallocated expenses include costs of our corporate headquarters, centrally managed initiatives such as commodity derivative gains and losses, foreign exchange transaction gains and losses, our ongoing business transformation initiatives, unallocated research and development costs, unallocated insurance and benefit programs, certain gains and losses on equity investments, as well as certain other items.